Syndicated Revolving Credit Facility (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Debt Instrument [Line Items]
Opening balance	$ 2,060.1
Loans repaid	(591.8)		(2,971.3)		(975.9)
Closing balance	1,910.9		2,060.1
$500 million syndicated revolving credit facility
Debt Instrument [Line Items]
Opening balance			104.0
Loans repaid			(104.0)
Closing balance	$ 0	[1]	$ 0	[1]

[1]	$500 million syndicated revolving credit facility On February 15, 2013, this facility was refinanced by drawing down under the $1,510 million term loan and revolving credit facility as detailed in 16(g). The facility was also cancelled on February 15, 2013. December 31, 2014 December 31, 2013 Opening balance - 104.0 Loans repaid - (104.0) Closing balance - -